Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
Intangible assets consisted of the following:

	December 31, 2015			December 31, 2014
(in millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Database and credit files	$791.3	$(185.8)	$605.5	$801.3	$(135.8)	$665.5
Internal use software	628.5	(308.3)	320.2	580.0	(187.3)	392.7
Customer relationships	392.0	(66.4)	325.6	392.4	(46.0)	346.4
Trademarks, copyrights and patents	571.6	(53.9)	517.7	571.5	(37.9)	533.6
Noncompete and other agreements	2.0	(0.9)	1.1	2.2	(0.8)	1.4
Total intangible assets	$2,385.4	$(615.3)	$1,770.1	$2,347.4	$(407.8)	$1,939.6

Estimated future amortization expense related to purchased intangible
Estimated future amortization expense related to intangible assets at December 31, 2015, is as follows:

(in millions)	Annual Amortization Expense
2016	$194.1
2017	162.3
2018	145.8
2019	116.9
2020	106.5
Thereafter	1,044.5
Total future amortization expense	$1,770.1